Prepaid Expenses (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Prepaid Expenses [Abstract]
Schedule of Prepaid Expenses

	June 30, 2022 $’000	June 30, 2021 $’000
Prepaid expenses	4,873	918